Cover	Aug. 11, 2022
Cover [Abstract]
Entity Registrant Name	DecisionPoint Systems, Inc.
Entity Central Index Key	0001505611
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 11, 2022
Entity Incorporation State Country Code	DE
Entity File Number	333-245695
Entity Tax Identification Number	37-1644635
Entity Address Address Line 1	1615 South Congress Avenue Suite 103
Entity Address City Or Town	Delray Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33445
City Area Code	561
Local Phone Number	900-3723
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	DPSI
Security Exchange Name	NYSEAMER